PRINCETON ADAPTIVE PREMIUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Principal Amount ($)				Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 93.4%
	U.S. TREASURY BILLS — 93.4%
130,000	United States Treasury Bill (a)			0.0000	08/01/24	$ 130,000
125,000	United States Treasury Bill (a)(f)			5.2529	08/08/24	124,873
200,000	United States Treasury Bill (a)(f)			5.2697	08/15/24	199,591
250,000	United States Treasury Bill (a)(f)			5.2349	08/22/24	249,232
100,000	United States Treasury Bill (a)(f)			5.2804	08/29/24	99,590
250,000	United States Treasury Bill (a)(f)			5.2344	09/05/24	248,719
185,000	United States Treasury Bill (a)(f)			5.2574	09/12/24	183,861
125,000	United States Treasury Bill (a)(f)			5.2475	09/19/24	124,108
100,000	United States Treasury Bill (a)(f)			5.2605	09/26/24	99,184
120,000	United States Treasury Bill (a)(f)			5.2262	10/03/24	118,915
250,000	United States Treasury Bill (a)(f)			5.2502	10/10/24	247,488
190,000	United States Treasury Bill (a)(f)			5.2604	10/17/24	187,906
180,000	United States Treasury Bill (a)(f)			5.2479	10/24/24	177,841
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,191,284)					2,191,308

Shares						Fair Value
	SHORT-TERM INVESTMENT - 1.0%
	MONEY MARKET FUND - 1.0%
23,868	Dreyfus Government Cash Management Fund, Class I, 5.20% (Cost $23,868)(b)					23,868

Contracts(c)
	INDEX OPTIONS PURCHASED - 0.0%(d)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.0%(d)
14	S&P 500 Index	STX	08/01/2024	$ 4,800	$ 7,731,220	$ 70
24	S&P 500 Index	STX	08/02/2024	4,500	13,253,520	120
24	S&P 500 Index	STX	08/02/2024	4,550	13,253,520	240
2	S&P 500 Index	STX	08/02/2024	4,575	1,104,460	10
14	S&P 500 Index	STX	08/02/2024	4,770	7,731,220	175
14	S&P 500 Index	STX	08/02/2024	4,780	7,731,220	175
1	S&P 500 Index	STX	08/02/2024	4,830	552,230	12
	TOTAL PUT OPTIONS PURCHASED (Cost - $7,936)					802

	TOTAL INDEX OPTIONS PURCHASED (Cost - $7,936)					802

	TOTAL INVESTMENTS - 94.4% (Cost $2,223,088)					$ 2,215,978
	PUT OPTIONS WRITTEN – (0.0)% (e) (Premiums received - $10,049)					(935)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.6%					131,786
	NET ASSETS - 100.0%					$ 2,346,829

PRINCETON ADAPTIVE PREMIUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Contracts(c)
	WRITTEN INDEX OPTIONS – (0.0)%(e)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN – (0.0)%(e)
14	S&P 500 Index	STX	08/01/2024	$ 4,900	$ 7,731,220	$ 70
24	S&P 500 Index	STX	08/02/2024	4,600	13,253,520	240
24	S&P 500 Index	STX	08/02/2024	4,650	13,253,520	240
2	S&P 500 Index	STX	08/02/2024	4,675	1,104,460	20
14	S&P 500 Index	STX	08/02/2024	4,870	7,731,220	175
14	S&P 500 Index	STX	08/02/2024	4,880	7,731,220	175
1	S&P 500 Index	STX	08/02/2024	4,930	552,230	15
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $10,049)					935

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $10,049)					$ 935

STX	- StoneX Financial, Inc.
(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2024.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	Percentage rounds to less than 0.1%.
(e)	Percentage rounds to greater than (0.1)%.
(f)	All or a portion of these investments are segregated as collateral for option contracts. The amount of pledged securities collateral amounted to $2,061,301.